Income taxes - Reconciliation of statutory tax rate to effective tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income/(loss) before tax	$ 13,420	$ (178)	$ 55
Calculated income tax at statutory rate	(3,827)	676	1,078
Calculated Norwegian Petroleum tax	(5,945)	(2,250)	(4,145)
Tax effect uplift	784	812	847
Tax effect of permanent differences regarding divestments	(85)	153	468
Tax effect of permanent differences caused by functional currency different from tax currency	(229)	(356)	719
Tax effect of other permanent differences	291	(48)	(2)
Tax effect of dispute with Angolan Ministry of Finance	(496)	0	0
Change in unrecognised deferred tax assets	(169)	(1,625)	(3,557)
Change in tax regulations	(14)	(50)	(90)
Prior period adjustments	(224)	(177)	(165)
Other items including currency effects	100	141	(376)
Income tax expense	$ (8,822)	$ (2,724)	$ (5,225)
Effective tax rate	65.70%
Applicable tax rate	28.50%	379.80%	(1950.20%)
Petroleum tax rate	54.00%
Petroleum rate, next fiscal year	55.00%
Uplift rate	5.40%	5.50%	5.50%	5.50%
Uplift rate, new investments, next fiscal year	5.30%
Uplift rate, for investments subject to transitional rules	7.50%
Unrecognised uplift credits	$ 2,003	$ 2,121
Minimum [member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Effective tax rate		(100.00%)	100.00%